Provisions	12 Months Ended
Jun. 30, 2022
Provisions
21. Provisions

21. Provisions

The Group is subject to claims, lawsuits and other legal proceedings in the ordinary course of business, including claims from clients where a third party seeks reimbursement or damages. The Group’s responsibility under such claims, lawsuits and legal proceedings cannot be estimated with certainty. From time to time, the status of each major issue is evaluated and its potential financial exposure is assessed. If the potential loss involved in the claim or proceeding is deemed probable and the amount may be reasonably estimated, a liability is recorded. The Group estimates the amount of such liability based on the available information and in accordance with the provisions of the IFRS. If additional information becomes available, the Group will make an evaluation of claims, lawsuits and other outstanding proceeding, and will revise its estimates.

The following table shows the movements in the Group's provisions categorized by type:

	Legal claims (i)	Investments in associates and joint ventures (ii)	Site dismantling and remediation (iii)	Other provisions	Total
June 30, 2020	6,221	43	1,102	6,264	13,630
Additions	788	-	46	(182)	652
Transfers	(3)	-	-	-	(3)
Desconsolidación (iv)	(5,072)	-	(1,071)	(5,492)	(11,635)
Used during the year	(238)	(20)	-	(46)	(304)
Inflation adjustment	(213)	-	-	-	(213)
Transfer to / of assets available for sale	10	-	-	-	10
Currency translation adjustment	(630)	-	(77)	(544)	(1,251)
As of June 30, 2021	863	23	-	-	886
Additions	604	-	-	-	604
Transfers	(38)	-	-	-	(38)
Used during the year	(273)	(15)	-	-	(288)
Inflation adjustment	(436)	-	-	-	(436)
Currency translation adjustment	(8)	-	-	-	(8)
As of June 30, 2022	712	8	-	-	720

	06.30.2022	06.30.2021
Non-current	511	638
Current	209	248
Total	720	886

(i)	Additions and recoveries are included in "Other operating results, net"
(ii)	Corresponds to the equity interest in Puerto Retiro in 2022 and 2021. Additions and recoveries are included in "Share of profit / (loss) of associates and joint ventures".
(iii)

The Group’s companies are required to recognize certain costs related to the dismantling of assets and remediation of sites from the places where such assets are located. The calculation of such expenses is based on the dismantling value for the current year, taking into consideration the best estimate of future changes in prices, inflation, etc. and such costs are capitalized at a risk-free interest rate. Volume projections for retired or built assets are recast based on expected changes from technological rulings and requirements.

(iv)	See Note 4 to the consolidated financial statements as of June 30, 2021.

Trial and Preventive Seizure - Province of Salta

The contracts with the state company Salta Forestal SA by means of which rural real estate was given in concession to Cresud, the Governor of the Province of Salta has decreed through decrees 815/20, 395/21, 396/21, 397/21 and 398 / 21 reject the hierarchical appeals filed by Cresud against the payment of the royalties made by Salta Forestal SA and, depending on the campaign, by the Ministry of Agrarian Affairs for the 2013/2014, 2014/2015, 2015/2016, 2016/2017 campaigns , 2017/2018, 2018/2019 and 2019/2020 of corn, soybean and / or sorghum crops. In this context, Cresud has initiated the judicial challenge of these decrees and the province of Salta has initiated an executive and freezing lawsuit for the amounts of the controversial fees. To date, garnishment have been processed within the framework of file 726737/20 and in relation to executive order 815/20, for the sum of ARS 42.5 million, in the framework of file 739946/21 and in relation to executive order 395/21, for the sum of ARS 44.7 million, in the framework of file 742573/21 and in relation to executive order 396/21, for the sum of ARS 45.5 million, in the framework of file 739937/21 and in relation to executive order 397/21, for the sum of ARS 69.2 million, and within the framework of file 740034/21 and in relation to executive order 398/21, for the sum of ARS 58.4 million In this regard, and based on the executive orders issued by the Government of Salta and in accordance with what was reported by our external advisory lawyers, the contingency is estimated in the amount of ARS 284.5 million.